Schedule of Research and development expenses (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Gross research and development expenses	€ (3,728)		€ (3,711)		€ (3,654)
Research tax credit	518		561		256
Research grants credit	278		555		739
Research and Development Expense		€ 2,932		€ 2,595		€ 2,659